Common Stock - Reserved for Future Issuance (Details) - shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance on an as-converted basis (in shares)	107,450	293,602
Conversion of outstanding redeemable convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance on an as-converted basis (in shares)	0	230,953
Stock options issued and outstanding under the 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance on an as-converted basis (in shares)	33,802	36,247
RSUs outstanding under the 2014 and 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance on an as-converted basis (in shares)	34,939	15,924
Remaining shares available for future issuance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance on an as-converted basis (in shares)	32,210	10,478
Shares available for issuance under the 2020 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance on an as-converted basis (in shares)	6,499	0